Related party disclosures	12 Months Ended
Sep. 30, 2025
Related party disclosures
Related party disclosures

Note 34.Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those persons who have the authority and responsibility for planning, directing and controlling the activities of Westpac, directly or indirectly, including any director (whether executive or otherwise).

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 29

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 25

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 29

Westpac provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

Westpac contributed $583 million (2024: $535 million) to defined contribution plans and $29 million (2024: $30 million) to defined benefit plans. Refer to Note 32.

Remuneration of KMP

Total remuneration of the KMP was:

		Post
	Short-	employment	Other long-	Termination	Share-
$	term benefits	benefits	term benefits	benefits	based payments	Total
Consolidated
2025	22,058,824	731,736	362,316	4,518,632	23,176,814	50,848,322
2024	22,085,122	613,423	175,780	-	15,481,114	38,355,439
Parent Entity
2025	20,825,040	603,850	362,316	4,518,632	22,059,466	48,369,304
2024	20,907,779	493,529	175,780	-	14,569,565	36,146,653

Note 34.Related party disclosures (Continued)

Other transactions with KMP

KMP receive personal banking and financial investment services from Westpac in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest payable	Closing	Number of KMP
$	for the year	loan balance	with loans
2025	1,003,143	15,815,278	11
2024	1,030,280	32,064,184	10

Share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights, restricted share rights and unhurdled share rights held at 30 September 2025 by the CEO and other key management personnel (including their related parties):

	Latest Date of Exercise	Number of Share Rights
Managing Director and Chief Executive Officer
Anthony Miller	Ranges from 15 November 2029 to 1 October 2037	368,811
Group Executives[a]
Scott Collary	Ranges from 15 November 2029 to 1 October 2037	337,165
Paul Fowler	Ranges from 13 May 2031 to 13 May 2032	19,044
Peter Herbert	Ranges from 15 November 2030 to 15 November 2031	24,224
Nell Hutton	Ranges from 15 November 2029 to 15 November 2031	140,020
Carolyn McCann	Ranges from 15 November 2029 to 1 October 2037	241,195
Catherine McGrath	Ranges from 1 October 2026 to 1 October 2037	282,641
Michael Rowland	Ranges from 15 November 2029 to 1 October 2037	261,748
Ryan Zanin	Ranges from 15 November 2029 to 1 October 2037	299,764
Former Group Executives
Peter King	Ranges from 15 November 2029 to 1 October 2037	448,117
Christine Parker	Ranges from 15 November 2029 to 1 October 2037	225,269
Jason Yetton	Ranges from 15 November 2029 to 1 October 2037	326,680

a.	References to Group Executives are only to those who are KMP.

Westpac has not issued any options during the year and there are no outstanding options as at 30 September 2025.